Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies

Note 12. Commitments and Contingencies

FLI Charge

FLI Charge launched its consumer product line on Indiegogo, a crowdfunding platform, on June 15, 2016; the campaign was ongoing as of June 30, 2016, at which time funds raised from the crowdfunding campaign was $177. FLI Charge expects to deliver products to the participants in the fourth quarter of 2016.

Litigation and legal proceedings

ZTE

On December 7, 2015, the Company entered into a confidential settlement and license agreement (the “Settlement Agreement”) with ZTE Corporation and its affiliates (collectively, “ZTE”), pursuant to which the parties withdrew all pending litigations and proceedings against each other and the Company granted ZTE a non-exclusive, non-transferable, worldwide perpetual license to certain patents and patent applications owned by the Company.
Pursuant to the Settlement Agreement, the parties have taken steps to withdraw all pending litigations and proceedings against one another.
In several jurisdictions, though ZTE requested that government organizations close proceedings against FORM, those organizations make such determinations on their own volition. In China, ZTE requested that the National Developmental and Reform Commission (“NDRC”) conclude its investigation against FORM; however, the NDRC has not yet closed its investigation.
In addition, in China and the Netherlands, FORM continues to appeal patent invalidity rulings issued in connection with proceedings originally brought by ZTE. In each instance, ZTE has indicated that it will not oppose FORM’s appeals, though FORM must still plead its case before the respective adjudicatory body in each jurisdiction. On August 3, 2016, the European Patent Office dismissed an opposition action filed on one of FORM’s recently issued European patents. No contingent liability is expected or recorded for the ZTE-related legal proceedings.

ASUS

FORM had filed patent infringement lawsuits against ASUSTeK Computer Inc. and its subsidiaries (collectively, “ASUS”) in Germany, India, and Spain. In March 2016, the parties settled their disputes and ended all litigations between them. However, Google, Inc. (“Google”) intervened as a party in FORM’s litigation against ASUS in India, and, notwithstanding the settlement between FORM and ASUS, the lawsuit remains pending with respect to FORM and Google. As such, as of June 30, 2016, the Company had reversed $222 of contingent liabilities related to potential legal fees that were previously accrued for the proceedings related to this matter.

Deposits with courts

The Company made deposits with courts during 2015 and 2014, related to its proceedings in Germany, Brazil, Romania and Malaysia. Deposits with courts paid in local currency are remeasured on the balance sheet date based on the related foreign exchange rate on that date. As of December 31, 2015, deposits with courts, which are recorded as current assets, totaled $1,930. As of June 30, 2016, all deposits that had been posted with the courts in connection with its litigation with ZTE have been returned to the Company.

Other

The Company is also engaged in additional litigation, for which no contingent liability is recorded, as the Company does not expect any material negative outcome.
The Company is currently in discussions with the previous owner of some of its patents regarding whether the entirety of the payment received from ZTE in December 2015 is subject to the royalty rate under the Confidential Patent Purchase Agreement dated August 9, 2012.

Leases

In January 2014, the Company entered into an amended lease agreement for its corporate executive office in New York for the lease of a different office space within the same building. The initial annual rental fee for this new office was approximately $403 (subject to certain future escalations and adjustments) beginning on August 1, 2014, which was the date when the new office space became available. This lease will expire in October 2019. Group Mobile has a lease for its office space in Chandler, AZ. The annual rental fee is approximately $72; the current lease, which originally was due to expire on June 30, 2016, was amended in February 2016 and extended until July 31, 2019. Rent expense for operating leases for the three and six-month periods ended June 30, 2016 were $109 and $218, respectively. Rent expense for operating leases for the three and six-month periods ended June 30, 2015 were $91 and $183, respectively.

Note 17. Commitments and Contingencies

Litigation and legal proceedings

ZTE

On December 7, 2015, the Company entered into the Settlement Agreement with ZTE, pursuant to which the parties withdrew all pending litigations and proceedings against each other and the Company granted ZTE a non-exclusive, non-transferable, worldwide perpetual license to certain patents and patent applications owned by the Company.
Pursuant to the Settlement Agreement, the parties have taken steps to withdraw all pending litigations and proceedings against one another. As such, the Company reversed $1,059 of contingent liabilities related to potential legal fees that were previously accrued for proceedings in the UK, France, and Germany. To date, proceedings in Brazil and Romania have yet to be formally closed, although the parties are currently working together to formally close proceedings in each of those countries.
In several jurisdictions, although ZTE requested that government organizations close proceedings against Vringo, the organizations make such determinations on their own volition. In China, ZTE requested that the National Developmental and Reform Commission (“NDRC”) conclude its investigation against Vringo. However, the NDRC has not yet closed its investigation. In addition, ZTE requested that the European Commission close its file on Vringo following ZTE’s withdrawal of its complaint against Vringo. On February 1, 2016, the European Commission confirmed that it would close its file on ZTE’s complaint against Vringo.
In addition, in China and the Netherlands, Vringo continues to appeal patent invalidity rulings issued in connection with proceedings originally brought by ZTE. In each instance, ZTE has indicated that it will not oppose Vringo’s appeals, although Vringo must still plead its case before the respective adjudicatory body in each jurisdiction. In addition, the European Patent Office (“EPO”) has not yet dismissed an opposition action filed on one of Vringo’s recently issued European patents, and the EPO may require Vringo to defend this action even though ZTE has indicated that it will not continue to pursue the action.

ASUS

Vringo has filed patent infringement lawsuits against ASUSTek Computer Inc. and its subsidiaries in Germany, India, and Spain. Should the Company be deemed the losing party, it may be held responsible for a portion of the defendant’s legal fees for the relevant application or for the litigation.

Other

The Company is also engaged in additional litigation, for which no contingent liability is recorded.

Deposits with courts

The Company made deposits with courts during 2015 and 2014, related to its proceedings in Germany, Brazil, Romania and Malaysia. Deposits with courts paid in local currency are remeasured on the balance sheet date based on the related foreign exchange rate on that date. As of December 31, 2015, deposits with courts, which are recorded as current assets, totaled $1,930, of which $1,279 was subsequently returned to us in February 2016. As of December 31, 2014, deposits with courts totaled $2,067.

Leases

In January 2014, the Company entered into an amended lease agreement for its corporate executive office in New York for the lease of a different office space within the same building. The initial annual rental fee for this new office is approximately $403 (subject to certain future escalations and adjustments) beginning on August 1, 2014, which was the date when the new office space was available. This lease will expire in October 2019. Group Mobile has a lease for its office space in Chandler, AZ. The annual rental fee is approximately $72; the current lease expires on June 30, 2016.
Rent expense for operating leases for the years ended December 31, 2015 and 2014 were $381 and $366, respectively. Future minimum lease payments under non-cancelable operating leases for office space, as of December 31, 2015, are as follows:

Year ending December 31,	Amount
2016	$439
2017	407
2018	416
2019	347
Total	$1,609